DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 $ / $
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		$ 14,663,576		$ 19,575,988
Year end exchange rate, US dollar into Colombian pesos | $ / $		3,822.05	3,822.05	4,810.20	4,810.20	3,981.16
Banistmo S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 679,395		$ 687,913
Debt instruments in issue		$ 2,626,235		$ 3,344,759
Banistmo S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		3.00%	3.00%	1.80%	1.80%
Banistmo S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		6.25%	6.25%	5.00%	5.00%
Banco Agricola S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 162,700		$ 125,640
Debt instruments in issue		$ 623,568		$ 603,865
Banco Agricola S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		5.58%	5.58%	5.45%	5.45%
Banco Agricola S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		7.57%	7.57%	6.41%	6.41%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 69,648		$ 14,876
Debt instruments in issue		$ 276,451		$ 72,240
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		5.05%	5.05%	3.30%	3.30%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		5.50%	5.50%	3.65%	3.65%
Bancolombia Panama S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 44,924		$ 70,881
Debt instruments in issue		$ 176,376		$ 342,793
Bancolombia Panama S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		4.70%	4.70%	1.50%	1.50%
Bancolombia Panama S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		6.10%	6.10%	5.65%	5.65%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 555		$ 563
Debt instruments in issue		$ 2,121		$ 2,709
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		0.25%	0.25%	0.25%	0.25%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		7.25%	7.25%	7.25%	7.25%
Bancolombia S.A. | Local currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 4,029,882		$ 4,642,404
Debt instruments in issue		$ 4,097,727		$ 4,708,586
Bancolombia S.A. | Local currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		12.87%	12.87%	13.06%	13.06%
Bancolombia S.A. | Local currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		21.06%	21.06%	17.92%	17.92%
Bancolombia S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance			$ 1,832,534		$ 2,256,397
Debt instruments in issue		$ 6,861,098		$ 10,501,036
Repurchases of senior bonds	$ 467,966
Hedge of net asset in a foreign operation			$ 1,392,034		$ 1,860,000
Bancolombia S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		3.02%	3.02%	3.02%	3.02%
Bancolombia S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		7.03%	7.03%	7.03%	7.03%